Summary of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 24, 2011
Summary of Significant Accounting Policies [Abstract]
Estimated useful life of property, plant and equipment by category
 Depreciation is determined under the straight-line method based upon the estimated useful life of the asset as follows:

Buildings	40 Years
Building and land improvements	20-40 Years
Transportation equipment	3-20 Years
Storage facilities	7-40 Years
Office equipment	5-10 Years
Tanks and cylinders	15-40 Years
Computer software	3-7 Years